Sound Equity Dividend Income ETF

Schedule of Investments

February 28, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Advertising - 5.5%
Omnicom Group, Inc.	11,784	$975,244
The Interpublic Group of Cos., Inc.	31,146	853,400
		1,828,644

Apparel - 2.1%
Carter's, Inc.	17,023	702,539

Banks - 10.0%
Citigroup, Inc.	18,615	1,488,269
Citizens Financial Group, Inc.	15,530	710,808
M&T Bank Corp.	5,750	1,102,390
		3,301,467

Beverages - 2.5%
PepsiCo, Inc.	5,469	839,327

Chemicals - 5.9%
Dow, Inc.	20,703	788,992
LyondellBasell Industries NV - Class A	15,111	1,160,978
		1,949,970

Commercial Services - 1.7%
H&R Block, Inc.	10,465	570,447

Computers - 3.8%
International Business Machines Corp.	5,002	1,262,705

Cosmetics & Personal Care - 3.2%
Perrigo Co. PLC	35,827	1,038,983

Diversified Financial Services - 2.3%
Franklin Resources, Inc.	37,753	764,498

Electric - 6.4%
Evergy, Inc.	12,959	893,005
Eversource Energy	19,184	1,208,784
		2,101,789

Food - 1.9%
The Kraft Heinz Co.	20,143	618,592

Household Products & Wares - 1.2%
Reckitt Benckiser Group PLC - ADR	30,539	406,474

Insurance - 6.1%
Corebridge Financial, Inc.	26,363	914,269
Principal Financial Group, Inc.	12,380	1,102,315
		2,016,584

Office & Business Equipment - 1.5%
Xerox Holdings Corp.	75,954	503,575

Oil & Gas - 6.5%
HF Sinclair Corp.	19,345	682,298
TotalEnergies SE - ADR	13,831	833,041
Valero Energy Corp.	4,717	616,654
		2,131,993

Packaging & Containers - 6.9%
Greif, Inc. - Class B	19,100	1,157,651
Sonoco Products Co.	23,409	1,119,418
		2,277,069

Pharmaceuticals - 11.1%
AbbVie, Inc.	3,953	826,296
GSK PLC - ADR	27,751	1,043,160
Organon & Co.	48,265	719,631
Pfizer, Inc.	39,956	1,056,037
		3,645,124

Pipelines - 6.9%
Enbridge, Inc.	34,050	1,454,956
ONEOK, Inc.	8,317	834,944
		2,289,900

Retail - 1.6%
Wendy's Co.	32,916	510,198

Telecommunications - 7.0%
AT&T, Inc.	42,576	1,167,008
Cisco Systems, Inc.	17,682	1,133,593
		2,300,601

Toys, Games & Hobbies - 2.3%
Hasbro, Inc.	11,550	752,021

Transportation - 3.1%
United Parcel Service, Inc. - Class B	8,450	1,005,804
TOTAL COMMON STOCKS (Cost $30,678,262)		32,818,304

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.29%(a)	71,015	71,015
TOTAL SHORT-TERM INVESTMENTS (Cost $71,015)		71,015

TOTAL INVESTMENTS - 99.7% (Cost $30,749,277)		32,889,319
Other Assets in Excess of Liabilities - 0.3%		114,069
TOTAL NET ASSETS - 100.0%		$33,003,388

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Sound Equity Dividend Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,818,304	$—	$—	$32,818,304
Money Market Funds	71,015	—	—	71,015
Total Investments	$32,889,319	$—	$—	$32,889,319

Refer to the Schedule of Investments for further disaggregation of investment categories.